Income taxes - Changes in deferred tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance of deferred tax liability, net	$ 809,700	$ 700,238	$ 428,215
Deferred ISR in profit or loss	72,925	127,938	278,400
Recoverable tax on assets	(9,486)	(17,829)
Income tax effects recognized in other comprehensive income	3,187	(647)	(6,377)
Ending balance of deferred tax asset, net	$ 876,326	$ 809,700	$ 700,238